System Fund and reimbursables - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
System Fund And Reimbursables [Line Items]
Depreciation and amortisation	$ 80	$ 83	$ 86
Impairment loss on trade receivables	10	(1)	5
System Fund [member]
System Fund And Reimbursables [Line Items]
Marketing	520	498	408
Depreciation and amortisation	80	83	86
Impairment loss on trade receivables	9		7
Other net impairment charges	3
Costs are borne by the System Fund [member] | System Fund [member]
System Fund And Reimbursables [Line Items]
Staff costs	$ 436	$ 399	$ 341